CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
Schedule of cash and cash equivalents

	December 31,
	2018	2017
	U.S. dollars in thousands
Cash in bank	7,736	8,305
Short-term bank deposits	21,269	8,150
	29,005	16,455